6. Equity and Stock-based Compensation	12 Months Ended
Mar. 31, 2017
Notes
6. Equity and Stock-based Compensation

6. EQUITY AND STOCK-BASED COMPENSATION

Common Stock

Authorized share capital consists of unlimited common shares with no par value.

On September 15, 2014, the Company completed a private placement of 10,281,250 units at a price of $0.16 per unit raising gross proceeds of $1,645,000 (net proceeds of $1,444,274).  Each unit consisted of one common share and one common share purchase warrant.  Each warrant entitles the holder to acquire one common share at an exercise price of $0.25 until September 15, 2017.  Management determined the warrants to have a fair value of $0.12 per warrant and accordingly, $1,034,209 of the proceeds from the issuance was allocated to additional paid in capital, and the balance of the proceeds was allocated to common shares.

On December 14, 2015, the Company completed a private placement of 15,500,000 units at a price of $0.05 per unit raising gross proceeds of $775,000 (net proceeds of $713,000). Each unit consisted of one common share and 0.5 common share purchase warrant. Each whole warrant entitles the holder to acquire one common share at an exercise price of $0.10 until December 14, 2017.  Management determined the warrants to have a fair value of $0.015 per warrant and accordingly, $176,169 of the proceeds from the issuance was allocated to additional paid in capital, and the balance of the proceeds was allocated to common shares.

A relative fair value calculation was used to determine the carrying value of the warrants.  The fair value of the warrants issued was estimated using a Black-Scholes pricing model with the following assumptions:

Risk free interest rate	0.58% to 0.97%
Expected life in years	2 years - 3 years
Expected volatility	98.96 to 146.6%

The Company uses the contract life as its expected life in years.  Volatility is calculated based on actual weekly trading history of the Company’s common stock. The risk-free rate is based on the daily yield curve of U.S. treasury bills.

Common stock issuable

Prior to March 31, 2015, the Company received funds for common shares in the amount of $1,561,000 (net of fees) as part of a future private placement occurring on May 12, 2015.  All shares were issued during the year ended March 31, 2016.  During the year ending March 31, 2016 the Company resolved to pay accrued expenses with common stock in the amount of $140,452.

There were no stock issuable transactions during the year ended March 31, 2017.

Stock Purchase Warrants

The Company had stock purchase warrants outstanding as of March 31, 2017 and 2016 as follows:

			March 31, 2017	March 31, 2016
Year of issue	Exercise Price	Expiration	Underlying Shares	Underlying Shares

2013	$ 0.20	June 8, 2016	-	18,367,263
2013	$ 0.20	June 21, 2016	-	22,200,000
2014	$ 0.30	December 18, 2016	-	8,336,400
2014	$ 0.30	March 7, 2017	-	4,644,400
2015	$ 0.25	September 15, 2017	10,281,250	10,281,250
2016	$ 0.10	December 14, 2017	7,750,000	7,750,000
			18,031,250	71,579,313

Stock Purchase Warrant Modifications

During the year ended March 31, 2016, the Company extended the expiration date of certain outstanding stock warrants, originally issued in 2013 as part of a private placement offering. Given the Company’s no par value, such modifications require an allocation between common stock and additional paid in capital for the change in the relative fair value of the original warrant. There were no stock purchase warrant modifications during the years ended March 31, 2017 and 2015. The relative fair value of the modified warrants were estimated using a Black-Scholes pricing model with the following assumptions:

Risk free interest rate	0.57% to 0.58%
Expected life in years	4 years
Expected volatility	205.5 to 212.7%

The Company uses the modified contract life as its expected life in years.  Volatility is calculated based on actual weekly trading history of the Company’s common stock.  The risk free rate is based on the daily yield curve of the U.S. treasury bills.

Stock Options

The Company may grant stock options to directors, senior officers and service providers by resolution of the Board of Directors. The exercise price will reflect the market price of the Company’s stock on the date of the grant. The maximum number of stock options outstanding under the stock option plan is limited 10% of issued shares.

During the year ending March 31, 2016, the Company issued 10,100,000 options to directors and officers of the Company which vested immediately upon issuance.  The Company recorded $183,410 in stock compensation expense related to the transaction.  No stock-based compensation cost was recorded for the years ending March 31, 2017 and 2015.

The Company measures the cost of stock option awards based on the grant-date fair value of the award. The cost is recognized over the period during which an employee is required to provide service in exchange for the award or the requisite service period. The Company recognizes stock-based compensation expense over the vesting periods of the awards, adjusted for estimated forfeitures.  A summary of the Plan for the years ended March 31, 2017, 2016 and 2015 is presented below:

	Option Shares	Weighted average exercise price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
	#	$	(years)	$

Outstanding, April 1, 2014	$ 8,255,000	0.20	2.0	$ -
Granted	-
Exercised	-
Cancelled/Expired	-
Outstanding, March 31, 2015	8,255,000	0.20	1.0	$ -
Granted	10,100,000	0.06	5.0
Exercised	-
Cancelled/Expired	(8,255,000)	0.20
Outstanding, March 31, 2016	10,100,000	0.06	4.75	$ -
Granted	-	-
Exercised	-	-
Cancelled/Expired	(3,600,000)	0.06

Outstanding, March 31, 2017	$ 6,500,000	$ 0.06	3.75	$ -

Exercisable, March 31, 2017	$ 6,500,000

The weighted average fair value of the option grants issued in fiscal year 2016 were $0.018 per share.  The option grants were estimated on the date of the grant using the Black-Scholes option pricing model and using the following assumptions:

Expected option life (years)	2.5 years
Expected life in years	1.12%
Expected volatility	106.03%